Pension Plans-Schedule of Changes in Level 3 Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 6,974
Fair value of plan assets at end of year	7,246	$ 6,974
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	271	259
Net realized and unrealized gains / (losses)	23	31
Net purchases, issuances and settlements	(6)	(14)
Net transfers into / (out of) level 3	0	(5)
Fair value of plan assets at end of year	288	271
Corporate bonds and other fixed-income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,566
Fair value of plan assets at end of year	2,061	1,566
Corporate bonds and other fixed-income securities | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	0	7
Net realized and unrealized gains / (losses)		0
Net purchases, issuances and settlements		(2)
Net transfers into / (out of) level 3		(5)
Fair value of plan assets at end of year	0	0
Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	214
Fair value of plan assets at end of year	235	214
Real estate | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	214	186
Net realized and unrealized gains / (losses)	22	27
Net purchases, issuances and settlements	(1)	1
Net transfers into / (out of) level 3	0	0
Fair value of plan assets at end of year	235	214
Certain insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	57
Fair value of plan assets at end of year	53	57
Certain insurance contracts | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	57	66
Net realized and unrealized gains / (losses)	1	4
Net purchases, issuances and settlements	(5)	(13)
Net transfers into / (out of) level 3	0	0
Fair value of plan assets at end of year	$ 53	$ 57